Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and cash equivalents
34	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	2018 RMB million	2017 RMB million
Deposits in banks and other financial institutions	19	—
Cash at bank and other financial institutions and on hand	6,909	6,826

Cash and cash equivalents in the consolidated statement of financial position	6,928	6,826

As at December 31, 2018, the fair value of cash and cash equivalents approximates its carrying amount.

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2018 RMB million	2017 RMB million
RMB	6,281	4,377
USD	267	2,038
EURO	53	71
AUD	138	—
JPY	22	27
HKD	22	123
Others	145	190

	6,928	6,826

(b)	Reconciliation of profit before income tax to cash generated from operating activities:

	Note	2018 RMB million	2017 RMB million	2016 RMB million
			(Note)	(Note)
Profit before income tax		4,364	8,874	7,661
Depreciation charges	12	13,969	12,963	12,418
Other amortisation	12	407	360	332
Amortisation of deferred benefits and gains	12	(68)	(161)	(131)
Impairment losses on property, plant, equipment	19	—	324	71
Share of associates’ results	24	(263)	(431)	(509)
Share of joint ventures’ results	25	(200)	(99)	(102)
Gain on disposal of property, plant and equipment and construction in progress	14	(602)	(989)	(557)
Gain on deemed disposal of equity interest in a subsidiary		—	—	(90)
Changes in fair value of financial instruments	28	(12)	64	—
Remeasurement of the originally held equity interests in a joint venture		—	(109)	—
Interest income		(125)	(89)	(89)
Interest expense	15	3,202	2,747	2,465
Dividends income from other non-current financial assets		(20)	—	—
Dividend income from investments		—	(18)	(14)
Exchange losses/(gain), net		2,820	(642)	3,368
(Increase)/decrease in inventories		(77)	(34)	18
(Increase)/decrease in trade receivables		(226)	314	(409)
(Increase)/decrease in other receivables		(2,783)	(1,840)	637
(Increase)/decrease in prepaid expenses and other current assets		(2,325)	81	(224)
Increase in net amounts due to related companies		12	15	186
Increase/(decrease) in trade payables		184	222	(597)
Increase in contract liabilities		232	—	—
Increase/(decrease) in sales in advance of carriage		1,441	(567)	1,289
Increase in other non-current liabilities		218	—	—
Increase in accrued expenses		312	223	2,066
Increase/(decrease) in other liabilities		839	762	(186)
Increase in deferred revenue		—	430	86
Increase in provision for major overhauls		23	719	194
Decrease in provision for early retirement benefits		(1)	(3)	(7)
(Decrease)/increase in deferred benefits and gains		(147)	362	(195)

Cash generated from operating activities		21,174	23,478	27,681

Note: The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).

(c)	Reconciliation of liabilities arising from financing activities

	Bank loans and other borrowings	Obligations under finance leases	Interest rate swaps held to hedge borrowings (assets)	Cross currency swaps	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 37)	(Note 27)	(Note 27)
At January 1, 2018	48,287	67,924	(46)	64	116,229
Changes from financing cash flows:
Proceeds from bank borrowings	34,385	—	—	—	34,385
Proceeds from issuance of ultra-short-term financing bills	5,500	—	—	—	5,500
Proceeds from corporate bonds	2,000	—	—	—	2,000
Repayment of bank borrowings	(34,260)	—	—	—	(34,260)
Repayment of ultra-short-term financing bills	(1,500)	—	—	—	(1,500)
Repayment of corporate bonds	(345)	—	—	—	(345)
Repayment of principal under finance lease obligations	—	(10,433)	—	—	(10,433)

Total changes from financing cash flows	5,780	(10,433)	—	—	(4,653)

Exchange adjustments	350	1,440	—	—	1,790
Changes in fair value	—	—	(29)	(20)	(49)
Other changes:
Additions of obligations under finance leases (Note 53)	—	13,290	—	—	13,290

Total other changes	—	13,290	—	—	13,290

At December 31, 2018	54,417	72,221	(75)	44	126,607

	Bank loans and other borrowings	Obligations under finance leases	Interest rate swaps held to hedge borrowings (assets)	Cross currency swaps	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 37)	(Note 27)	(Note 27)
At January 1, 2017	45,504	62,222	(21)	—	107,705
Changes from financing cash flows:
Proceeds from bank borrowings	42,854	—	—	—	42,854
Proceeds from issuance of ultra-short-term financing bills	1,000	—	—	—	1,000
Repayment of bank borrowings	(18,311)	—	—	—	(18,311)
Repayment of ultra-short-term financing bills	(22,986)	—	—	—	(22,986)
Repayment of principal under finance lease obligations	—	(9,835)	—	—	(9,835)

Total changes from financing cash flows	2,557	(9,835)	—	—	(7,278)

Exchange adjustments	(116)	(1,746)	—	—	(1,862)
Changes in fair value	—	—	(25)	64	39
Other changes:
Acquisitions through business combinations	342	—	—	—	342
Additions of obligations under finance leases (Note 53)	—	17,283	—	—	17,283

Total other changes	342	17,283	—	—	17,625

At December 31, 2017	48,287	67,924	(46)	64	116,229